FPA CAPITAL FUND, INC.

SUPPLEMENT DATED MAY 2, 2013, TO PROSPECTUS DATED JULY 30, 2012

Rikard B. Ekstrand, the Co-Chief Executive Officer and Portfolio Manager of FPA Capital Fund, Inc. (the “Fund”), has resigned as an officer and portfolio manager of the Fund effective May 1, 2013.

Effective on May 1, 2013, references to Rikard B. Ekstrand are deleted from the Fund’s Prospectus and the Prospectus is revised as described below.

The Section in the Fund’s Prospectus entitled “Portfolio Managers.” is deleted and replaced as follows:

Portfolio Managers. Dennis M. Bryan is the Fund’s Chief Executive Officer and Portfolio Manager, and is responsible for the day-to-day portfolio management of the Fund. Mr. Bryan had been a portfolio manager of the Fund since November 2007.  Mr. Bryan served as a Co-Chief Executive Officer of the Fund from January 2010 to April 2013 and Vice President of the Fund from August 1996 to January 2010.  Robert L. Rodriguez has been a Director since August 2000 and portfolio manager, in an advisory capacity, since January 2010. Mr. Rodriguez served as the Fund’s Chief Investment Officer from July 1984 and President from July 1988 until December 2009. Since October 2006, Mr. Bryan has been a Partner of the Adviser, and Mr. Rodriguez has been a Managing Partner of the Adviser.

The Section in the Fund’s Prospectus entitled “Portfolio Managers.” Under the Section “MANAGEMENT AND ORGANIZATION” is deleted and replaced as follows:

Portfolio Managers

Dennis M. Bryan is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Bryan serves as the Chief Executive Officer (since May 2013) and Portfolio Manager (since November 2007) of the Fund, and Partner of the Adviser (since October 2006). He was Co-Chief Executive Officer from January 2010 to April 2013 and Vice President of the Fund from August 1996 to January 2010.

Robert L. Rodriguez serves as a Director (since August 2000) and Portfolio Manager (since January 2010), in an advisory capacity, of the Fund, and a Managing Partner of the Adviser (since October 2006). He was the Fund’s Chief Investment Officer from July 1984 and President from July 1988 to December 2009.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Fund.

FPA CAPITAL FUND, INC.

SUPPLEMENT DATED MAY 2, 2013, TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 30, 2012

Rikard B. Ekstrand, the Co-Chief Executive Officer and Portfolio Manager FPA Capital Fund, Inc. (the “Fund”), has resigned as an officer and portfolio manager of the Fund effective May 1, 2013.

Effective on May 1, 2013, references to Rikard B. Ekstrand are deleted from the Fund’s Statement of Additional Information and the Statement of Additional Information is revised as described below.

The Section in the Fund’s Statement of Additional Information entitled “OFFICERS” is deleted and replaced as follows:

OFFICERS

		YEAR FIRST
		ELECTED AN
	POSITION	OFFICER OF
NAME, ADDRESS* AND AGE	WITH FUND	THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Dennis M. Bryan, 50	Co-Chief Executive Officer & Portfolio Manager	1996	Partner of First Pacific Advisors, LLC (since October 2006). Vice President of the Fund from August 1996 to January 2010, and of First Pacific Advisors, Inc. from January 1996 to September 2006.

Eric S. Ende, 67	Vice President	1985

Partner of First Pacific Advisors, LLC (since October 2006); Director, President and Portfolio Manager for more than the past five years of FPA Paramount Fund, Inc. and of FPA Perennial Fund, Inc.; Director, President and Chief Investment Officer for more than the past five years of Source Capital, Inc.; and Vice President of FPA New Income, Inc. and of FPA Funds Trust for more than the past five years. Senior Vice President of First Pacific Advisors, Inc. from December 1994 to September 2006.

J. Richard Atwood, 52	Treasurer	1997

Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC (since October 2006); and Director, President, Chief Executive Officer, Chief Compliance Officer (since August 2004), Chief Financial Officer and Treasurer for more than the past five years of FPA Fund Distributors, Inc. Treasurer of each FPA Fund for more than the past five years. Director, Principal, Chief Operating Officer and Chief Financial Officer (from January 1997) of First Pacific Advisors, Inc. from May 2000 to September 2006.

Sherry Sasaki, 57	Secretary	1984

Assistant Vice President and Secretary of First Pacific Advisors, LLC (since October 2006); and Secretary of each FPA Fund and of FPA Fund Distributors, Inc. for more than the past five years. Assistant Vice President (from December 1992) and Secretary (from June 1991) of First Pacific Advisors, Inc. to September 2006.

Christopher H. Thomas, 55	Chief Compliance Officer	1995

Vice President and Chief Compliance Officer of First Pacific Advisors, LLC (since October 2006); Director, Vice President and Controller for more than the past five years of FPA Fund Distributors, Inc.; and Chief Compliance Officer of each FPA Fund (since August 2004). Controller from March 1995 to December 2005, and Vice President (from March 1995) and Chief Compliance Officer (from August 2004) of First Pacific Advisors, Inc. to September 2006; and Assistant Treasurer of each FPA Fund from April 1995 (except FPA Funds Trust from August 2002) to February 2006.

E. Lake Setzler III, 45	Assistant Treasurer	2006

Vice President and Controller of First Pacific Advisors, LLC (since October 2006); and Assistant Treasurer of each FPA Fund (since February 2006). Former Vice President and Controller of First Pacific Advisors, Inc. from December 2005 to September 2006.

Michael P. Gomez, 27	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/in-charge within the Financial Services-Investment Management Group at  PricewaterhouseCoopers LLP from September 2007 to May 2010.

The Section in the Fund’s Statement of Additional Information entitled “OTHER ACCOUNTS MANAGED BY PORTFOLIO MAMAGERS” is deleted and replaced as follows:

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. The Portfolio Manager, Dennis M. Bryan, is also responsible for the day-to-day management of other accounts. Mr. Bryan manages 12 other accounts, with total aggregate assets of $1.6 billion at March 31, 2013. None of these accounts have an advisory fee based on the performance of the account. Robert L. Rodriguez has served since January 1, 2011 as a Portfolio Manager, in an advisory capacity, on the Fund’s management team.

The Adviser does not believe any material conflicts of interest exist as a result of the Portfolio Managers’ managing the Fund and the other accounts noted above. The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell identical securities for several clients managed by the Adviser. The Adviser may aggregate orders for its client accounts for the same security where concurrent decisions are made to purchase or to sell identical securities for several clients managed by the Adviser and such aggregation will generally result in more favorable net results for its clients. In these cases, the Adviser will allocate the securities or proceeds arising out of those transactions (and the related expenses) on an average price basis among the various participants. While the Adviser believes combining orders in this way will, over time, be advantageous to all participants, in particular cases, this procedure could have an adverse effect on the price or the amount of securities purchased or sold by any one client. In making such allocations, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending the investment.

The Section in the Fund’s Statement of Additional Information entitled “OWNERSHIP OF SECURITIES” is deleted and replaced as follows:

OWNERSHIP OF SECURITIES. The dollar value of shares of the Fund owned at May 1, 2013 by Messrs. Bryan and Rodriguez was each over $1,000,000.